Related Party Lease	3 Months Ended
Mar. 31, 2018
Notes
Related Party Lease

10.     Related Party Lease

On July 7, 2017, we entered into a sublease agreement with Funding Wonder, Inc., our affiliate, for the lease of our corporate facility in Miami, Florida. The term of the sublease is monthly and can be terminated by either party with thirty-days’ notice. The monthly lease payment is $5,600 per month. During the three months ended March 31, 2018, we recorded rent expense of $16,800.